12. FAIR VALUE MEASUREMENT (Details 2) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2017
Beginning fair value balance reported in the consolidated balance sheet at December 31, 2016		$ 20,405,190
Change in fair value (gain) reported in the statements of operations	$ 116,000	(6,823,325)
Exercise of J and K Warrants		(9,945,000)
Ending fair value balance reported in the condensed consolidated balance sheet at June 31, 2017	4,170,677	4,170,677
Warrants G H I
Beginning fair value balance reported in the consolidated balance sheet at December 31, 2016		6,393,936
Change in fair value (gain) reported in the statements of operations		(2,223,259)
Exercise of J and K Warrants		0
Ending fair value balance reported in the condensed consolidated balance sheet at June 31, 2017	4,170,677	4,170,677
Warrants J K
Beginning fair value balance reported in the consolidated balance sheet at December 31, 2016		14,011,254
Change in fair value (gain) reported in the statements of operations		(4,066,254)
Exercise of J and K Warrants		(9,945,000)
Ending fair value balance reported in the condensed consolidated balance sheet at June 31, 2017	$ 0	$ 0